Provision for Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2024
Provision for Employee Benefits [Abstract]
Schedule of Movement for the Defined Benefit Obligations	Movement for the defined benefit obligations for the six months ended June 30, 2024 and 2023:
	Provision for employee benefits
	2024	2023
	(Unaudited)	(Unaudited)
Defined benefit obligations at January 1,	$4,935,982	$4,849,614
Estimate for the six months period*	(344,427)	(74,552)
Defined benefit obligations at June 30,	$4,591,555	$4,775,062
*	The estimate represents the difference between the Company’s estimated defined benefit obligations based on employees’ past service and expected future salary at the beginning of the fiscal year and the end of the six-month period.